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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.0%
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.371%	$750,000	$696,801
Total Asset-Backed Securities - Non-Agency (Cost: $746,953)			$696,801

	Shares	Value

Money Market Funds 97.5%
Columbia Short-Term Cash Fund, 0.360% (b)(c)	65,813,623	$65,813,623
Total Money Market Funds (Cost: $65,813,623)		$65,813,623
Total Investments
(Cost: $66,560,576) (d)		$66,510,424(e)
Other Assets & Liabilities, Net		1,005,711
Net Assets		$67,516,135

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays	02/24/2016	438,273	USD	679,000	NZD	845	—
Barclays	02/24/2016	23,495,025	USD	35,946,000	NZD	—	(248,244)
Citi	02/24/2016	2,803,600,000	JPY	23,828,391	USD	661,827	—
HSBC	02/24/2016	39,346,985	USD	56,601,000	AUD	671,707	—
Morgan Stanley	02/24/2016	36,434,000	EUR	39,620,918	USD	132,184	—
Standard Chartered	02/24/2016	16,003,000	CHF	15,793,499	USD	158,145	—
Standard Chartered	02/24/2016	1,120,787	USD	789,000	GBP	3,488	—
Standard Chartered	02/24/2016	14,989,108	USD	10,295,000	GBP	—	(319,387)
Total					1,628,196		(567,631)

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	54,228,924	21,212,855	(9,628,156)	65,813,623	37,086	65,813,623

(d)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $66,561,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$—
Unrealized Depreciation	(51,000)
Net Unrealized Depreciation	$(51,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Securities - Non-Agency	—	696,801	—	696,801
Money Market Funds	—	65,813,623	—	65,813,623
Total Investments	—	66,510,424	—	66,510,424
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,628,196	—	1,628,196
Liabilities
Forward Foreign Currency Exchange Contracts	—	(567,631)	—	(567,631)
Total	—	67,570,989	—	67,570,989

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.3%
AUSTRALIA 19.8%
Amcor Ltd.	44,176	$421,261
AMP Ltd.	63,879	246,167
Australia and New Zealand Banking Group Ltd.	22,134	384,224
BHP Billiton Ltd.	31,926	350,610
Commonwealth Bank of Australia	13,167	744,273
CSL Ltd.	10,249	763,439
Domino’s Pizza Enterprises Ltd.	2,734	117,396
Healthscope Ltd.	249,167	393,885
James Hardie Industries PLC	27,504	318,710
LendLease Group	54,698	510,774
Link Administration Holdings Ltd. (a)	51,948	288,100
Macquarie Group Ltd.	11,674	602,164
National Australia Bank Ltd.	13,439	266,979
QBE Insurance Group Ltd.	66,385	519,295
Rio Tinto Ltd.	13,801	389,737
Spotless Group Holdings Ltd.	345,240	257,927
Suncorp Group Ltd.	38,489	321,097
Transurban Group	58,472	450,800
Westpac Banking Corp.	53,776	1,190,938
Total		8,537,776
CHINA 23.5%
Alibaba Group Holding Ltd., ADR (a)	9,443	632,964
ANTA Sports Products Ltd.	211,000	510,071
Baidu, Inc., ADR (a)	2,044	333,724
Bank of China Ltd., Class H	886,000	346,932
China Construction Bank Corp., Class H	1,012,380	618,053
China Mobile Ltd.	121,000	1,329,086
China Overseas Land & Investment Ltd.	212,000	619,381
China Petroleum & Chemical Corp., Class H	478,000	270,041
China Reinsurance Group Corp., Class H (a)	645,000	157,322
CNOOC Ltd.	330,000	336,346
Dali Foods Group Co., Ltd. (a)(b)	468,830	228,967
Guangdong Investment Ltd.	296,000	378,715
Haitong Securities Co., Ltd., Class H	111,600	169,954
Industrial & Commercial Bank of China Ltd., Class H	257,000	133,753
Lenovo Group Ltd.	244,000	219,024
PICC Property & Casualty Co., Ltd., Class H	56,000	95,791
Ping An Insurance Group Co. of China Ltd., Class H	199,000	901,599
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	3,563,000	663,983

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Sinotrans Ltd., Class H	342,000	$156,434
Tencent Holdings Ltd.	96,200	1,807,281
Zhuzhou CSR Times Electric Co., Ltd., Class H	49,500	255,409
Total		10,164,830
HONG KONG 11.3%
AIA Group Ltd.	322,200	1,791,260
BOC Hong Kong Holdings Ltd.	146,500	390,000
Cheung Kong Property Holding Ltd.	107,872	584,703
CK Hutchison Holdings Ltd.	78,872	985,482
Fosun International	157,240	208,328
Hong Kong Exchanges and Clearing Ltd.	9,700	214,958
Hongkong Land Holdings Ltd.	50,300	316,933
Samsonite International SA	146,700	380,256
Total		4,871,920
INDIA 7.9%
Asian Paints Ltd.	17,167	220,964
Dabur India Ltd.	64,189	238,079
HDFC Bank Ltd.	45,762	713,743
ICICI Bank Ltd.	113,828	387,689
Infosys Ltd., ADR	37,448	670,694
Larsen & Toubro Ltd.	16,798	274,708
Maruti Suzuki India Ltd.	6,296	381,581
Sun Pharmaceutical Industries Ltd.	29,923	387,320
Ultratech Cement Ltd.	3,670	154,350
Total		3,429,128
INDONESIA 4.7%
PT Astra International Tbk	609,400	289,738
PT Bank Mandiri Persero Tbk	391,816	276,701
PT Bank Rakyat Indonesia Persero Tbk	682,800	563,124
PT Matahari Department Store Tbk	327,100	384,012
PT Mitra Keluarga Karyasehat Tbk	854,800	135,773
PT Telekomunikasi Indonesia Persero Tbk	1,619,200	397,253
Total		2,046,601
MALAYSIA 1.7%
IHH Healthcare Bhd	252,600	399,399
IJM Corp., BHD	379,300	315,868
Total		715,267
PHILIPPINES 2.9%
Ayala Corp.	19,072	273,120

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
GT Capital Holdings, Inc.	13,535	$367,995
Metropolitan Bank & Trust Co.	203,424	303,956
Universal Robina Corp.	81,620	331,981
Total		1,277,052
SINGAPORE 1.5%
DBS Group Holdings Ltd.	63,900	635,252
Oversea-Chinese Banking Corp., Ltd.	3,658	20,470
Total		655,722
SOUTH KOREA 11.7%
AMOREPACIFIC Corp.	1,680	572,630
Hyundai Development Co.	8,120	308,588
Hyundai Motor Co.	2,025	227,069
Korea Electric Power Corp.	11,368	499,035
LG Chem Ltd.	2,226	557,013
Lotte Chemical Corp.	1,304	303,283
Samsung Electronics Co., Ltd.	1,562	1,511,161
Samsung Life Insurance Co., Ltd.	3,653	336,466
Shinhan Financial Group Co., Ltd.	10,166	328,594
SK Hynix, Inc.	6,467	149,265
SK Telecom Co., Ltd.	1,438	252,242
Total		5,045,346
TAIWAN 11.8%
Advanced Semiconductor Engineering, Inc.	207,000	222,353
Catcher Technology Co., Ltd.	55,000	409,217

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
CTBC Financial Holding Co., Ltd.	418,906	$196,757
E.Sun Financial Holding Co., Ltd.	855,737	444,155
Far EasTone Telecommunications Co., Ltd.	129,000	266,614
Formosa Plastics Corp.	180,000	418,612
Largan Precision Co., Ltd.	6,000	430,640
Makalot Industrial Co., Ltd.	61,762	417,114
President Chain Store Corp.	46,000	304,177
Taiwan Semiconductor Manufacturing Co., Ltd.	467,000	2,010,869
Total		5,120,508
THAILAND 3.5%
Airports of Thailand PCL	32,900	349,951
Kasikornbank PCL, Foreign Registered Shares	55,114	264,129
Kasikornbank PCL, Foreign Registered Shares, NVDR	1,400	6,689
Siam Cement PCL (The), Foreign Registered Shares	22,000	266,211
Star Petroleum Refining PCL (a)	630,800	159,763
Thai Oil PCL, Foreign Registered Shares	251,200	455,922
Total		1,502,665
Total Common Stocks (Cost: $40,522,502)		$43,366,815
Total Investments
(Cost: $40,522,502) (e)		$43,366,815(f)(g)
Other Assets & Liabilities, Net		(149,153)
Net Assets		$43,217,662

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At January 31, 2016, the value of these securities amounted to $228,967 or 0.53% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $663,983, which represents 1.54% of net assets.  Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost($)
Sihuan Pharmaceutical Holdings Group Ltd.	03-17-2014-03-06-2015	2,440,434

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $663,983, which represents 1.54% of net assets.

(e)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $40,523,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,164,000
Unrealized Depreciation	(5,320,000)
Net Unrealized Appreciation	$2,844,000

(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	125,375	2,034,373	(2,159,748)	—	29	—

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	8,537,776	—	8,537,776
China	966,688	8,534,159	663,983	10,164,830
Hong Kong	—	4,871,920	—	4,871,920
India	670,694	2,758,434	—	3,429,128
Indonesia	—	2,046,601	—	2,046,601
Malaysia	—	715,267	—	715,267
Philippines	—	1,277,052	—	1,277,052
Singapore	—	655,722	—	655,722
South Korea	—	5,045,346	—	5,045,346
Taiwan	—	5,120,508	—	5,120,508
Thailand	—	1,502,665	—	1,502,665
Total Common Stocks	1,637,382	41,065,450	663,983	43,366,815
Total Investments	1,637,382	41,065,450	663,983	43,366,815

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Common Stocks ($)
Balance as of October 31, 2015	753,918
Change in unrealized appreciation (depreciation)(a)	(89,935)
Balance as of January 31, 2016	663,983

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was ($89,935), which is comprised of Common Stocks of ($89,935).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 15.5%
BRAZIL 0.6%
Companhia de Eletricidade do Estad (b)
04/27/16	11.750%	BRL	$6,000,000	$1,441,572
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	1,185,059
Total				2,626,631

CHILE 1.0%
Cencosud SA (b)
02/12/45	6.625%		4,950,000	4,161,232

GUATEMALA 1.6%
Agromercantil Senior Trust (b)
04/10/19	6.250%		1,323,000	1,321,016
Comcel Trust (b)
02/06/24	6.875%		3,300,000	2,640,000
Industrial Senior Trust (b)
11/01/22	5.500%		2,877,000	2,661,225
Total				6,622,241

KAZAKHSTAN 0.9%
Zhaikmunai LLP (b)
11/13/19	7.125%		2,546,000	1,864,334
11/13/19	7.125%		2,285,000	1,673,214
Total				3,537,548

MEXICO 5.8%
America Movil SAB de CV
12/05/22	6.450%	MXN	30,000,000	1,577,511
BBVA Bancomer SA Subordinated (b)(c)
11/12/29	5.350%		4,000,000	4,008,104
Cemex SAB de CV (b)
01/15/21	7.250%		6,532,000	6,211,932
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	43,275,008	2,286,201
Elementia SAB de CV (b)
01/15/25	5.500%		2,500,000	2,312,750
Grupo Posadas SAB de CV (b)
06/30/22	7.875%		2,350,000	2,220,750
Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	2,756,433
Mexichem SAB de CV (b)
09/19/42	6.750%		1,000,000	905,000
09/17/44	5.875%		1,900,000	1,543,750
Total				23,822,431

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
PANAMA 0.8%
Panama Canal Railway Co. (b)
11/01/26	7.000%		$3,390,552	$3,356,646

PERU 0.9%
Banco de Credito del Peru Subordinated (b)(c)
10/15/22	7.170%	PEN	6,000,000	1,567,893
Union Andina de Cementos SAA (b)
10/30/21	5.875%		2,100,000	2,020,200
Total				3,588,093

RUSSIAN FEDERATION 0.3%
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		1,000,000	1,007,500

SPAIN 0.6%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%		3,000,000	2,467,500

TURKEY 0.5%
Akbank TAS (b)
03/31/25	5.125%		2,150,000	2,006,965

UKRAINE 1.2%
MHP SA (b)
04/02/20	8.250%		5,721,000	4,905,758

UNITED STATES 1.3%
Kosmos Energy Ltd. (b)
08/01/21	7.875%		4,076,000	3,026,430
08/01/21	7.875%		3,160,000	2,346,300
Total				5,372,730

Total Corporate Bonds & Notes (Cost: $78,452,992)				$63,475,275

Foreign Government Obligations(a)(d) 78.0%
ANGOLA 0.4%
Angolan Government International Bond (b)
11/12/25	9.500%		2,200,000	1,823,250

ARGENTINA 2.9%
Argentina Bonar Bonds
04/17/17	7.000%		4,490,495	4,616,229
Provincia de Buenos Aires (b)
01/26/21	10.875%		1,500,000	1,576,875

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
ARGENTINA (CONTINUED)
06/09/21	9.950%		$2,758,083	$2,850,465
Provincia de Cordoba (b)
08/17/17	12.375%		1,874,000	1,934,905
YPF SA (b)
07/28/25	8.500%		800,000	742,000
Total				11,720,474

BRAZIL 2.8%
Brazilian Government International Bond
01/07/25	4.250%		8,100,000	6,791,850
01/07/41	5.625%		3,100,000	2,356,000
Petrobras Global Finance BV
01/27/21	5.375%		3,287,000	2,469,359
Total				11,617,209

COLOMBIA 4.4%
Bogota Distrito Capital (b)
07/26/28	9.750%	COP	1,377,000,000	439,948
Colombia Government International Bond
01/18/41	6.125%		6,328,000	5,862,690
Ecopetrol SA
06/26/26	5.375%		2,500,000	2,000,000
09/18/43	7.375%		2,400,000	1,845,000
Emgesa SA ESP (b)
01/25/21	8.750%	COP	5,204,000,000	1,539,354
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	18,990,000,000	5,535,320
09/10/24	7.625%	COP	3,939,000,000	1,024,328
Total				18,246,640

COSTA RICA 1.0%
Costa Rica Government International Bond (b)
03/12/45	7.158%		4,750,000	3,984,062

CROATIA 2.3%
Croatia Government International Bond (b)
01/26/24	6.000%		7,117,000	7,648,996
Hrvatska Elektroprivreda (b)
10/23/22	5.875%		1,900,000	1,930,875
Total				9,579,871

DOMINICAN REPUBLIC 6.9%
Banco de Reservas de La Republica Dominicana Subordinated (b)
02/01/23	7.000%		5,988,000	5,730,546
Dominican Republic International Bond (b)
04/20/27	8.625%		5,320,000	5,931,800
04/30/44	7.450%		6,000,000	5,820,000
01/27/45	6.850%		2,800,000	2,555,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
DOMINICAN REPUBLIC (CONTINUED)
Dominican Republic International Bond (b)(e)
07/05/19	14.500%	DOP	$109,000,000	$2,686,464
01/08/21	14.000%	DOP	226,239,000	5,476,301
Total				28,200,111

ECUADOR 1.3%
Ecuador Government International Bond (b)
03/24/20	10.500%		7,000,000	5,267,500

EGYPT 0.5%
Egypt Government International Bond (b)
06/11/25	5.875%		2,300,000	1,920,960

EL SALVADOR 0.8%
El Salvador Government International Bond (b)
01/18/27	6.375%		944,000	750,480
01/18/27	6.375%		500,000	397,500
04/10/32	8.250%		959,000	836,728
06/15/35	7.650%		1,736,000	1,367,100
Total				3,351,808

GABON 0.9%
Gabon Government International Bond (b)
12/12/24	6.375%		4,279,527	3,293,438
06/16/25	6.950%		600,000	459,000
Total				3,752,438

GEORGIA 1.8%
Georgian Railway JSC (b)
07/11/22	7.750%		7,522,000	7,597,220

GHANA 0.3%
Ghana Government International Bond (b)
01/18/26	8.125%		1,850,000	1,324,822

GUATEMALA 0.5%
Guatemala Government Bond (b)
02/13/28	4.875%		2,073,000	1,943,438

HONDURAS 0.4%
Honduras Government International Bond (b)
03/15/24	7.500%		1,432,000	1,449,900

HUNGARY 4.1%
Hungary Government International Bond
11/22/23	5.750%		1,238,000	1,388,209
03/25/24	5.375%		2,406,000	2,654,420
03/29/41	7.625%		7,440,000	10,146,300

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
HUNGARY (CONTINUED)
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		$2,686,000	$2,824,329
Total				17,013,258

INDONESIA 8.3%
Indonesia Government International Bond (b)
04/25/22	3.750%		1,967,000	1,915,107
01/15/24	5.875%		4,200,000	4,602,146
01/17/38	7.750%		3,548,000	4,218,742
01/17/42	5.250%		1,000,000	945,749
01/15/45	5.125%		1,000,000	934,995
Majapahit Holding BV (b)
08/07/19	8.000%		1,952,000	2,188,192
PT Pertamina Persero (b)
05/27/41	6.500%		1,000,000	853,750
05/03/42	6.000%		3,000,000	2,445,795
05/30/44	6.450%		755,000	649,576
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		15,103,000	15,359,147
Total				34,113,199

IRELAND 0.5%
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%		2,300,000	2,129,248

IVORY COAST 1.8%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		1,354,000	1,167,311
03/03/28	6.375%		5,077,000	4,473,243
Ivory Coast Government International Bond (b)(c)
12/31/32	5.750%		2,100,000	1,820,574
Total				7,461,128

JAMAICA 0.6%
Jamaica Government International Bond
04/28/28	6.750%		2,400,000	2,382,000

KAZAKHSTAN 1.5%
Kazakhstan Government International Bond (b)
07/21/25	5.125%		3,850,000	3,845,187
07/21/45	6.500%		2,400,000	2,328,480
Total				6,173,667

MEXICO 7.4%
Banco Nacional de Comercio Exterior SNC (b)
10/14/25	4.375%		1,500,000	1,494,675
Comision Federal de Electricidad (b)
06/16/45	6.125%		3,700,000	3,487,250
Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	2,145,673

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
MEXICO (CONTINUED)
06/09/22	6.500%	MXN	$68,799,200	$3,975,224
06/03/27	7.500%	MXN	34,949,100	2,115,143
Petroleos Mexicanos
11/12/26	7.470%	MXN	50,100,000	2,424,655
06/02/41	6.500%		5,453,000	4,645,956
01/23/45	6.375%		6,300,000	5,332,534
Petroleos Mexicanos (b)
11/24/21	7.650%	MXN	54,300,000	2,926,379
09/12/24	7.190%	MXN	3,440,000	171,499
Petroleos Mexicanos (b)(f)
08/04/26	6.875%		1,600,000	1,617,328
Total				30,336,316

MONGOLIA 0.4%
Trade & Development Bank of Mongolia LLC (b)
05/19/20	9.375%		1,800,000	1,597,698

PAKISTAN 1.2%
Pakistan Government International Bond (b)
12/03/19	6.750%		3,200,000	3,204,880
04/15/24	8.250%		1,800,000	1,816,110
Total				5,020,990

PARAGUAY 0.8%
Republic of Paraguay (b)
08/11/44	6.100%		3,245,000	3,131,425

PERU 0.1%
Peruvian Government International Bond (b)
08/12/26	8.200%	PEN	1,937,000	580,786

PHILIPPINES 0.3%
Philippine Government International Bond
03/30/26	5.500%		1,000,000	1,216,335

REPUBLIC OF NAMIBIA 0.4%
Namibia International Bonds (b)
11/03/21	5.500%		1,500,000	1,506,240

REPUBLIC OF THE CONGO 0.3%
Congolese International Bond (b)(c)
06/30/29	4.000%		1,888,524	1,373,901

RUSSIAN FEDERATION 8.0%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		7,379,000	6,401,283
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%		8,505,000	8,590,900

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
RUSSIAN FEDERATION (CONTINUED)
03/07/22	6.510%	$1,800,000	$1,818,180
02/06/28	4.950%	6,000,000	5,126,100
08/16/37	7.288%	2,829,000	2,876,584
Russian Foreign Bond - Eurobond (b)
04/29/20	5.000%	800,000	830,000
04/04/22	4.500%	1,800,000	1,811,264
04/04/42	5.625%	3,400,000	3,251,250
Sberbank of Russia Via SB Capital SA Subordinated (b)
10/29/22	5.125%	2,201,000	2,040,305
Total			32,745,866

SENEGAL 1.0%
Senegal Government International Bond (b)
07/30/24	6.250%	4,396,000	3,901,450

SERBIA 0.3%
Serbia International Bond (b)
12/03/18	5.875%	1,125,000	1,175,625

TRINIDAD AND TOBAGO 2.1%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	8,514,000	8,599,140

TUNISIA 0.6%
Banque Centrale de Tunisie International Bond (b)
01/30/25	5.750%	3,200,000	2,624,000

TURKEY 6.7%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	3,517,000	3,638,945
09/23/21	5.000%	4,250,000	4,159,687
Turkey Government International Bond
09/26/22	6.250%	1,560,000	1,713,326
03/23/23	3.250%	1,500,000	1,391,625
02/05/25	7.375%	3,868,000	4,556,272
04/14/26	4.250%	2,400,000	2,287,200
03/17/36	6.875%	4,794,000	5,435,341
05/30/40	6.750%	2,973,000	3,337,193
02/17/45	6.625%	1,050,000	1,197,460
Total			27,717,049

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
URUGUAY 0.5%
Uruguay Government International Bond
03/21/36	7.625%	$910,404	$1,110,693
11/20/45	4.125%	1,396,949	1,082,635
Total			2,193,328

VENEZUELA 3.1%
Petroleos de Venezuela SA (b)
11/17/21	9.000%	1,782,647	594,513
05/16/24	6.000%	37,721,187	11,127,750
Venezuela Government International Bond (b)
10/13/19	7.750%	3,083,000	1,040,512
Total			12,762,775

ZAMBIA 0.8%
Zambia Government International Bond (b)
04/14/24	8.500%	995,000	711,047
07/30/27	8.970%	3,750,000	2,667,187
Total			3,378,234
Total Foreign Government Obligations (Cost: $355,510,402)			$320,913,361

		Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.360% (g)(h)		19,051,027	$19,051,027

Total Money Market Funds (Cost: $19,051,027)			$19,051,027
Total Investments
(Cost: $453,014,421) (i)			$403,439,663(j)
Other Assets & Liabilities, Net			7,988,765
Net Assets			$411,428,428

At January 31, 2016, cash totaling $139,050 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	03/02/2016	12,421,000	BRL	2,995,538	USD	—	(84,011)
Barclays	03/02/2016	135,000,000	MXN	7,305,226	USD	—	(123,443)
Citi	02/29/2016	30,900,000,000	COP	9,041,697	USD	—	(348,689)
Standard Chartered	03/02/2016	8,050,000	PEN	2,321,892	USD	11,680	—
UBS	02/23/2016	12,550,000	EUR	13,654,777	USD	52,857	—
Total						64,537	(556,143)

Futures Contracts Outstanding at January 31, 2016

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(103)	USD	(13,346,547)	03/2016	—	(349,137)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $293,575,370 or 71.36% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2016, the value of these securities amounted to $8,162,765, which represents 1.98% of net assets.

(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,807,980	50,264,997	(42,021,950)	19,051,027	14,733	19,051,027

(i)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $453,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,193,000
Unrealized Depreciation	(55,767,000)
Net Unrealized Depreciation	$(49,574,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peru Nuevos Soles
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	61,907,382	1,567,893	63,475,275
Foreign Government Obligations	—	312,750,596	8,162,765	320,913,361
Money Market Funds	—	19,051,027	—	19,051,027
Total Investments	—	393,709,005	9,730,658	403,439,663
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	64,537	—	64,537
Liabilities
Forward Foreign Currency Exchange Contracts	—	(556,143)	—	(556,143)
Futures Contracts	(349,137)	—	—	(349,137)
Total	(349,137)	393,217,399	9,730,658	402,598,920

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2015	1,773,143	8,230,019	10,003,162
Increase (decrease) in accrued discounts/premiums	(11)	(17,456)	(17,467)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	(205,239)	(49,798)	(255,037)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of January 31, 2016	1,567,893	8,162,765	9,730,658

(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2016 was $(255,037), which is comprised of Corporate Bonds & Notes of $(205,239) and Foreign Government Obligations of $(49,798).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia European Equity Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
BELGIUM 4.2%
Anheuser-Busch InBev SA/NV	125,009	$15,721,950
KBC Groep NV	99,738	5,715,668
Total		21,437,618
DENMARK 4.2%
Novo Nordisk A/S, Class B	221,469	12,373,120
Pandora A/S	68,278	9,134,610
Total		21,507,730
FINLAND 3.0%
KONE OYJ, Class B	164,056	7,210,942
Nokia OYJ	1,102,036	7,938,477
Total		15,149,419
FRANCE 12.3%
Airbus Group SE	160,474	10,093,183
Amundi SA (a)(b)	105,277	4,383,382
AXA SA	417,497	10,317,496
Essilor International SA	46,178	5,728,928
Groupe Eurotunnel SE	437,203	5,024,034
Hermes International	10,798	3,673,625
L’Oreal SA	30,846	5,272,345
Legrand SA	114,203	6,290,364
Pernod Ricard SA	45,059	5,273,415
Schneider Electric SE	132,181	7,052,622
Total		63,109,394
GERMANY 13.0%
Allianz SE, Registered Shares	62,767	10,157,989
Bayer AG, Registered Shares	109,454	12,318,645
Bayerische Motoren Werke AG	71,314	5,939,393
Brenntag AG	79,414	3,896,663
Continental AG	56,093	11,770,970
Deutsche Telekom AG, Registered Shares	277,924	4,839,457
Fresenius Medical Care AG & Co. KGaA	115,765	10,281,177
TUI AG	421,137	7,125,743
Total		66,330,037
IRELAND 5.9%
CRH PLC	454,891	12,125,239
Paddy Power Betfair PLC	35,066	5,225,113
Ryanair Holdings PLC, ADR	166,401	13,037,518
Total		30,387,870

Issuer	Shares	Value

Common Stocks (continued)
ITALY 1.8%
Infrastrutture Wireless Italiane SpA (a)	629,354	$3,178,529
Intesa Sanpaolo SpA	2,223,198	6,334,269
Total		9,512,798
NETHERLANDS 6.4%
Akzo Nobel NV	114,916	7,371,514
ASML Holding NV	122,186	11,214,497
ING Groep NV-CVA	426,162	4,854,963
RELX NV	568,744	9,490,330
Total		32,931,304
SPAIN 5.7%
Amadeus IT Holding SA, Class A	136,373	5,569,303
Cellnex Telecom SAU	331,461	5,712,462
Ferrovial SA	453,751	9,942,975
Industria de Diseno Textil SA	235,628	7,754,341
Total		28,979,081
SWEDEN 1.1%
Svenska Handelsbanken AB, Class A	434,941	5,472,602
SWITZERLAND 10.6%
Cie Financiere Richemont SA, Class A, Registered Shares	74,442	4,838,426
Novartis AG, Registered Shares	140,738	10,903,458
Roche Holding AG, Genusschein Shares	65,302	16,914,806
Sika AG	2,148	7,686,915
UBS AG	834,418	13,788,901
Total		54,132,506
UNITED KINGDOM 31.5%
3i Group PLC	607,235	3,850,024
ARM Holdings PLC	414,849	5,917,975
BG Group PLC	1,035,107	15,664,075
British American Tobacco PLC	222,841	12,417,473
BT Group PLC	2,862,784	19,923,843
Imperial Tobacco Group PLC	198,713	10,759,439
InterContinental Hotels Group PLC	147,724	4,854,573
Johnson Matthey PLC	114,906	4,064,745
Legal & General Group PLC	2,155,446	7,523,198
London Stock Exchange Group PLC	213,610	7,563,796
Persimmon PLC	177,527	5,180,108
Prudential PLC	474,900	9,329,968
Reckitt Benckiser Group PLC	146,742	13,051,386
Smith & Nephew PLC	420,727	7,008,377
St. James’s Place PLC	663,802	9,088,325

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Unilever PLC	567,602	$24,954,492
Total		161,151,797
Total Common Stocks (Cost: $515,670,337)		$510,102,156

	Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.360% (c)(d)	545,892	$545,892
Total Money Market Funds (Cost: $545,892)		$545,892
Total Investments
(Cost: $516,216,229) (e)		$510,648,048(f)
Other Assets & Liabilities, Net		1,182,945
Net Assets		$511,830,993

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $4,383,382 or 0.86% of net assets.

(c)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,582,020	53,996,170	(55,032,298)	545,892	2,129	545,892

(e)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $516,216,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,224,000
Unrealized Depreciation	(32,792,000)
Net Unrealized Depreciation	$(5,568,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	21,437,618	—	21,437,618
Denmark	—	21,507,730	—	21,507,730
Finland	—	15,149,419	—	15,149,419
France	—	63,109,394	—	63,109,394
Germany	—	66,330,037	—	66,330,037
Ireland	13,037,518	17,350,352	—	30,387,870
Italy	—	9,512,798	—	9,512,798
Netherlands	—	32,931,304	—	32,931,304
Spain	—	28,979,081	—	28,979,081
Sweden	—	5,472,602	—	5,472,602
Switzerland	—	54,132,506	—	54,132,506
United Kingdom	—	161,151,797	—	161,151,797
Total Common Stocks	13,037,518	497,064,638	—	510,102,156
Money Market Funds	—	545,892	—	545,892
Total Investments	13,037,518	497,610,530	—	510,648,048

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Bond Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 37.0%
AUSTRALIA 0.4%
Woodside Finance Ltd. (b)
03/05/25	3.650%	$425,000	$371,569
CANADA 0.8%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	39,000	39,195
04/01/22	6.000%	19,000	19,831
Cogeco Communications, Inc. (b)
05/01/20	4.875%	22,000	22,083
Concordia Healthcare Corp. (b)
04/15/23	7.000%	15,000	13,050
MDC Partners, Inc. (b)
04/01/20	6.750%	54,000	53,527
NOVA Chemicals Corp. (b)
05/01/25	5.000%	19,000	17,813
Thomson Reuters Corp.
05/23/43	4.500%	255,000	217,788
TransCanada PipeLines Ltd.
10/16/23	3.750%	110,000	106,246
Valeant Pharmaceuticals International, Inc. (b)
07/15/21	7.500%	20,000	19,838
12/01/21	5.625%	7,000	6,475
07/15/22	7.250%	19,000	18,525
03/01/23	5.500%	14,000	12,355
05/15/23	5.875%	71,000	63,545
04/15/25	6.125%	52,000	46,735
Videotron Ltd. (b)
06/15/24	5.375%	39,000	39,292
Total			696,298
CHILE 0.3%
Empresa Nacional de Telecomunicaciones SA (b)
08/01/26	4.750%	300,000	281,438
FRANCE 0.1%
Numericable-SFR (b)
05/15/22	6.000%	50,000	49,250
IRELAND 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	24,000	23,640
05/15/21	4.500%	89,000	87,220
Allegion PLC
09/15/23	5.875%	10,000	10,325
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	16,000	15,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
IRELAND (CONTINUED)
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	$22,000	$22,332
Total			158,677
ITALY 0.1%
Telecom Italia SpA (b)
05/30/24	5.303%	22,000	21,505
Wind Acquisition Finance SA (b)
04/30/20	6.500%	25,000	25,750
07/15/20	4.750%	23,000	22,597
Total			69,852
LUXEMBOURG 0.1%
ArcelorMittal (c)
02/25/22	7.250%	4,000	3,240
INEOS Group Holdings SA (b)
08/15/18	6.125%	3,000	2,996
02/15/19	5.875%	34,000	33,065
Intelsat Jackson Holdings SA
10/15/20	7.250%	83,000	71,380
Total			110,681
MEXICO 0.6%
Cemex SAB de CV
01/15/21	7.250%	300,000	285,300
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	285,000	241,895
Total			527,195
NETHERLANDS 0.1%
LYB International Finance BV
03/15/44	4.875%	40,000	34,391
NXP BV/Funding LLC (b)
06/15/22	4.625%	20,000	19,450
Schaeffler Finance BV (b)
05/15/21	4.750%	9,000	9,000
Schaeffler Holding Finance BV PIK (b)
08/15/18	6.875%	24,000	24,660
Sensata Technologies BV (b)
10/01/25	5.000%	20,000	19,250
Total			106,751
RUSSIAN FEDERATION 0.4%
Sibur Securities Ltd. (b)
01/31/18	3.914%	300,000	292,500

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
SUPRA-NATIONAL 2.3%
European Investment Bank
01/14/21	3.500%	SEK	$15,000,000	$1,991,010
UKRAINE 0.3%
MHP SA (b)
04/02/20	8.250%	250,000		214,375
UNITED KINGDOM 0.9%
Royal Bank of Scotland Group PLC Subordinated
05/28/24	5.125%	44,000		44,172
Sky PLC (b)
11/26/22	3.125%	670,000		663,367
Virgin Media Finance PLC (b)
01/15/25	5.750%	47,000		46,530
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	14,000		13,860
Total				767,929
UNITED STATES 30.4%
ADT Corp. (The)
03/15/20	5.250%	6,000		6,300
07/15/22	3.500%	28,000		25,270
AES Corp. (The)
07/01/21	7.375%	36,000		37,080
AMC Entertainment, Inc.
02/15/22	5.875%	16,000		16,460
06/15/25	5.750%	8,000		8,150
AMC Networks, Inc.
07/15/21	7.750%	18,000		19,057
12/15/22	4.750%	39,000		38,805
APX Group, Inc.
12/01/19	6.375%	61,000		58,331
AT&T, Inc.
06/15/45	4.350%	770,000		640,599
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000		13,875
02/15/23	5.625%	4,000		3,770
Activision Blizzard, Inc. (b)
09/15/21	5.625%	70,000		73,500
Aircastle Ltd.
03/15/21	5.125%	24,000		23,700
02/15/22	5.500%	5,000		4,975
Alere, Inc. (b)
07/01/23	6.375%	19,000		17,955
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000		28,080
Alliance Data Systems Corp. (b)
12/01/17	5.250%	25,000		25,062
04/01/20	6.375%	34,000		34,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
08/01/22	5.375%	$31,000	$29,372
Alliant Holdings I LP (b)
08/01/23	8.250%	4,000	3,500
Ally Financial, Inc.
02/13/22	4.125%	43,000	41,925
05/19/22	4.625%	52,000	52,000
09/30/24	5.125%	12,000	12,165
03/30/25	4.625%	22,000	21,395
Altice US Finance I Corp. (b)
07/15/23	5.375%	17,000	17,085
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	11,805
11/15/19	7.750%	8,000	8,480
03/15/21	6.250%	23,000	23,144
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	44,000	44,825
12/15/23	5.750%	2,000	2,038
Amsted Industries, Inc. (b)
03/15/22	5.000%	8,000	7,920
09/15/24	5.375%	27,000	26,460
Amsurg Corp.
11/30/20	5.625%	15,000	15,188
07/15/22	5.625%	10,000	10,038
Ancestry.com, Inc. Junior Subordinated
12/15/20	11.000%	25,000	26,500
Angus Chemical Co. (b)
02/15/23	8.750%	24,000	22,710
Antero Resources Corp. (b)
06/01/23	5.625%	29,000	24,070
Aramark Services, Inc. (b)
01/15/24	5.125%	11,000	11,358
ArcelorMittal (c)
03/01/21	6.500%	31,000	25,187
Asbury Automotive Group, Inc.
12/15/24	6.000%	14,000	13,685
Asbury Automotive Group, Inc. (b)
12/15/24	6.000%	9,000	8,798
Audatex North America, Inc. (b)
11/01/23	6.125%	60,000	60,450
Aviation Capital Group Corp. (b)
04/06/21	6.750%	2,000	2,235
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	28,000	26,600
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/25	5.250%	28,000	25,340
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	19,000	19,855
B&G Foods, Inc.
06/01/21	4.625%	15,000	14,963

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Ball Corp.
12/15/20	4.375%	$21,000	$21,735
Beacon Roofing Supply, Inc. (b)
10/01/23	6.375%	9,000	9,281
Berkshire Hathaway Energy Co.
02/01/45	4.500%	70,000	68,565
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	507,290
Berry Plastics Corp.
05/15/22	5.500%	10,000	9,975
07/15/23	5.125%	42,000	40,950
Berry Plastics Corp. (b)
10/15/22	6.000%	10,000	10,225
Boyd Gaming Corp.
05/15/23	6.875%	16,000	16,240
Burlington Northern Santa Fe LLC
04/01/45	4.150%	65,000	60,168
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	48,553
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	20,000	20,700
01/31/22	6.625%	36,000	38,160
09/30/22	5.250%	1,000	1,013
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,000	2,000
05/01/25	5.375%	10,000	9,900
05/01/27	5.875%	46,000	45,310
CCOH Safari LLC (b)
02/15/26	5.750%	4,000	3,977
CHS/Community Health Systems, Inc.
08/01/21	5.125%	6,000	5,955
02/01/22	6.875%	47,000	42,535
CIT Group, Inc.
05/15/20	5.375%	75,000	77,625
CMS Energy Corp.
03/31/43	4.700%	335,000	338,217
CSC Holdings LLC
11/15/21	6.750%	30,000	29,625
CVS Health Corp.
07/20/45	5.125%	80,000	85,958
Cable One, Inc. (b)
06/15/22	5.750%	11,000	11,110
CalAtlantic Group, Inc.
12/15/21	6.250%	14,000	14,770
11/15/24	5.875%	8,000	8,300
Calpine Corp. (b)
01/15/22	6.000%	74,000	76,590
Capsugel SA PIK (b)
05/15/19	7.000%	5,000	4,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	$50,000	$34,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,375
06/01/24	5.375%	7,000	7,035
Celanese U.S. Holdings LLC
06/15/21	5.875%	33,000	34,980
Centene Corp.
05/15/22	4.750%	27,000	25,920
Centene Escrow Corp. (b)(d)
02/15/21	5.625%	15,000	15,263
02/15/24	6.125%	21,000	21,577
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	161,110
CenturyLink, Inc.
03/15/22	5.800%	12,000	11,100
12/01/23	6.750%	51,000	48,259
04/01/25	5.625%	2,000	1,700
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	34,000	32,852
12/15/21	5.125%	15,000	13,500
07/15/25	7.750%	13,000	11,895
Chemours Co. LLC (The) (b)
05/15/23	6.625%	31,000	18,988
05/15/25	7.000%	38,000	23,180
Cinemark USA, Inc.
12/15/22	5.125%	12,000	12,060
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	285,000	234,487
Compass Minerals International, Inc. (b)
07/15/24	4.875%	30,000	27,375
ConAgra Foods, Inc.
09/15/22	3.250%	630,000	623,492
Concho Resources, Inc.
04/01/23	5.500%	73,000	66,210
Constellation Brands, Inc.
11/15/19	3.875%	7,000	7,210
05/01/21	3.750%	9,000	9,050
05/01/23	4.250%	15,000	15,356
11/15/24	4.750%	11,000	11,481
12/01/25	4.750%	5,000	5,163
Continental Resources, Inc.
09/15/22	5.000%	139,000	97,647
ConvaTec Finance International SA Junior Subordinated PIK (b)
01/15/19	8.250%	17,000	15,130
Corrections Corp. of America
10/15/22	5.000%	10,000	10,138
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	14,000	8,505

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Crown Castle International Corp.
01/15/23	5.250%	$54,000	$57,510
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	26,000	23,140
CyrusOne LP/Finance Corp.
11/15/22	6.375%	37,000	37,555
D.R. Horton, Inc.
03/01/19	3.750%	19,000	19,047
02/15/20	4.000%	5,000	5,063
DISH DBS Corp.
06/01/21	6.750%	52,000	53,040
07/15/22	5.875%	27,000	25,414
03/15/23	5.000%	21,000	18,270
11/15/24	5.875%	11,000	9,804
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	51,000	52,785
05/01/25	5.000%	26,000	25,577
Diamond Foods, Inc. (b)
03/15/19	7.000%	21,000	21,735
Diamondback Energy, Inc.
10/01/21	7.625%	7,000	6,965
DigitalGlobe, Inc. (b)
02/01/21	5.250%	27,000	23,625
Dollar Tree, Inc. (b)
03/01/20	5.250%	6,000	6,300
03/01/23	5.750%	28,000	29,505
Dominion Resources, Inc.
09/15/42	4.050%	170,000	152,228
Duke Energy Corp.
08/15/22	3.050%	155,000	154,482
E*TRADE Financial Corp.
11/15/22	5.375%	25,000	26,312
09/15/23	4.625%	20,000	19,700
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	503,000	467,922
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	21,000	18,270
Emdeon, Inc. (b)
02/15/21	6.000%	15,000	13,950
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	32,000	31,604
Energy Transfer Equity LP
06/01/27	5.500%	71,000	50,410
Entegris, Inc. (b)
04/01/22	6.000%	21,000	21,315
Enterprise Products Operating LLC
02/15/45	5.100%	250,000	207,999
Equinix, Inc.
01/01/22	5.375%	32,000	33,280
01/15/26	5.875%	29,000	30,015

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
ExamWorks Group, Inc.
04/15/23	5.625%	$11,000	$11,054
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,385
First Data Corp. (b)
08/15/23	5.375%	29,000	29,580
12/01/23	7.000%	64,000	64,480
01/15/24	5.750%	74,000	73,445
Five Corners Funding Trust (b)
11/15/23	4.419%	295,000	307,602
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	14,000	12,810
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	9,000	9,900
07/31/19	5.625%	14,000	15,155
01/31/22	5.875%	11,000	11,908
10/15/24	4.750%	14,000	14,070
Frontier Communications Corp.
07/01/21	9.250%	8,000	7,720
04/15/22	8.750%	15,000	13,500
01/15/23	7.125%	18,000	14,985
01/15/25	6.875%	40,000	31,800
Frontier Communications Corp. (b)
09/15/20	8.875%	8,000	8,030
09/15/22	10.500%	16,000	15,560
09/15/25	11.000%	44,000	42,405
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	16,618
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,023
Graphic Packaging International, Inc.
04/15/21	4.750%	29,000	29,362
Group 1 Automotive, Inc.
06/01/22	5.000%	8,000	7,610
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	13,000	12,220
HCA, Inc.
05/01/23	5.875%	102,000	106,335
02/01/25	5.375%	41,000	41,461
04/15/25	5.250%	66,000	67,650
HD Supply, Inc.
07/15/20	7.500%	24,000	24,960
HD Supply, Inc. (b)
12/15/21	5.250%	18,000	18,518
HUB International Ltd. (b)
10/01/21	7.875%	53,000	46,507
HUB International Ltd. (b)(d)
02/15/21	9.250%	7,000	7,158
HealthSouth Corp. (b)
11/01/24	5.750%	9,000	8,884
09/15/25	5.750%	5,000	4,849
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	51,000	52,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Hologic, Inc. (b)
07/15/22	5.250%	$19,000	$19,665
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	11,000	11,358
Huntsman International LLC
11/15/20	4.875%	44,000	39,050
IHS, Inc.
11/01/22	5.000%	15,000	15,000
IMS Health, Inc. (b)
11/01/20	6.000%	33,000	34,089
Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,078,464
Infor US, Inc. (b)
08/15/20	5.750%	6,000	6,045
International Game Technology PLC (b)
02/15/22	6.250%	56,000	53,900
International Lease Finance Corp.
12/15/20	8.250%	47,000	53,580
Interval Acquisition Corp. (b)
04/15/23	5.625%	28,000	27,860
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	41,000	40,385
Jarden Corp. (b)
11/15/23	5.000%	9,000	9,248
Kinder Morgan Energy Partners LP
09/01/22	3.950%	815,000	713,877
02/15/23	3.450%	325,000	270,468
Kraft Heinz Co. (The) (b)
07/15/45	5.200%	190,000	199,822
L Brands, Inc.
04/01/21	6.625%	49,000	54,512
L-3 Communications Corp.
02/15/21	4.950%	435,000	452,223
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	20,000	18,900
Lamar Media Corp.
02/01/22	5.875%	18,000	18,698
01/15/24	5.375%	15,000	15,300
Lamar Media Corp. (b)
02/01/26	5.750%	7,000	7,210
Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	16,330
05/01/22	7.375%	67,000	49,747
03/15/23	6.250%	24,000	17,280
Level 3 Communications, Inc.
12/01/22	5.750%	21,000	21,630
Level 3 Financing, Inc.
01/15/21	6.125%	13,000	13,618
08/15/22	5.375%	45,000	45,675

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
02/01/23	5.625%	$19,000	$19,427
05/01/25	5.375%	28,000	28,175
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	355,000	383,912
06/15/23	4.250%	500,000	513,727
LifePoint Health, Inc.
12/01/21	5.500%	34,000	34,510
Loews Corp.
05/15/23	2.625%	280,000	270,365
MEDNAX, Inc. (b)
12/01/23	5.250%	14,000	14,350
MGM Resorts International
10/01/20	6.750%	12,000	12,480
12/15/21	6.625%	50,000	51,375
03/15/23	6.000%	7,000	6,978
MPLX LP (b)
02/15/23	5.500%	39,000	32,410
07/15/23	4.500%	3,000	2,349
12/01/24	4.875%	78,000	60,877
06/01/25	4.875%	73,000	57,016
MSCI, Inc. (b)
11/15/24	5.250%	29,000	29,906
08/15/25	5.750%	23,000	24,322
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	21,000	19,687
04/15/25	5.500%	9,000	8,010
Masco Corp.
04/01/25	4.450%	26,000	26,000
Meritage Homes Corp.
03/01/18	4.500%	12,000	11,970
04/15/20	7.150%	3,000	3,128
04/01/22	7.000%	36,000	36,900
06/01/25	6.000%	12,000	11,700
Microsemi Corp. (b)
04/15/23	9.125%	19,000	19,997
Molina Healthcare, Inc. (b)
11/15/22	5.375%	26,000	25,935
Molson Coors Brewing Co.
05/01/42	5.000%	285,000	272,217
NCR Corp.
12/15/21	5.875%	6,000	5,895
12/15/23	6.375%	10,000	9,894
NRG Energy, Inc.
07/15/22	6.250%	35,000	28,875
05/01/24	6.250%	10,000	7,975
NRG Yield Operating LLC
08/15/24	5.375%	49,000	41,160
National Financial Partners Corp. (b)
07/15/21	9.000%	8,000	7,200
Navient Corp.
06/15/18	8.450%	23,000	23,805
01/15/19	5.500%	7,000	6,563
10/26/20	5.000%	13,000	11,245
01/25/22	7.250%	20,000	17,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
03/25/24	6.125%	$24,000	$19,710
10/25/24	5.875%	35,000	27,737
Neptune Finco Corp. (b)
10/15/25	6.625%	39,000	40,219
10/15/25	10.875%	38,000	40,327
Netflix, Inc. (b)
02/15/22	5.500%	26,000	26,780
02/15/25	5.875%	68,000	70,125
Newfield Exploration Co.
01/01/26	5.375%	15,000	12,075
Nielsen Finance LLC/Co.
10/01/20	4.500%	21,000	21,302
Nortek, Inc.
04/15/21	8.500%	32,000	33,040
Northwest Pipeline LLC
04/15/17	5.950%	460,000	453,054
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	28,000	27,580
12/15/21	7.250%	6,000	5,940
Oracle Corp.
05/15/45	4.125%	285,000	260,761
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	4,000	4,090
02/15/24	5.625%	15,000	15,338
03/15/25	5.875%	37,000	37,462
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	14,000	13,738
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	890,083
PQ Corp. (b)
11/01/18	8.750%	101,000	93,930
Pacific Gas & Electric Co.
02/15/44	4.750%	229,000	244,706
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	56,000	53,760
Penn National Gaming, Inc.
11/01/21	5.875%	8,000	7,740
Penske Automotive Group, Inc.
10/01/22	5.750%	22,000	21,835
12/01/24	5.375%	21,000	20,370
Pinnacle Entertainment, Inc.
08/01/21	6.375%	19,000	20,140
Pinnacle Foods Finance LLC/Corp. (b)
01/15/24	5.875%	3,000	3,105
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	225,000	179,653
02/15/45	4.900%	460,000	320,607
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	25,000	23,937
Platform Specialty Products Corp. (b)
05/01/21	10.375%	12,000	11,190

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Post Holdings, Inc.
02/15/22	7.375%	$4,000	$4,215
Post Holdings, Inc. (b)
12/15/22	6.000%	8,000	7,940
03/15/24	7.750%	27,000	28,755
Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,333,104
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	49,000	46,672
Qualitytech LP/Finance Corp.
08/01/22	5.875%	15,000	15,225
Quicken Loans, Inc. (b)
05/01/25	5.750%	24,000	22,530
Quintiles Transnational Corp. (b)
05/15/23	4.875%	22,000	22,275
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	6,000	5,978
RSI Home Products, Inc. (b)
03/15/23	6.500%	15,000	15,413
RSP Permian, Inc.
10/01/22	6.625%	10,000	8,900
RSP Permian, Inc. (b)
10/01/22	6.625%	15,000	13,350
Range Resources Corp.
03/15/23	5.000%	21,000	16,380
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	83,000	86,112
Rite Aid Corp. (b)
04/01/23	6.125%	57,000	60,135
Riverbed Technology, Inc. (b)
03/01/23	8.875%	32,000	29,240
SBA Communications Corp
07/15/22	4.875%	31,000	31,000
SBA Telecommunications, Inc.
07/15/20	5.750%	25,000	25,937
SM Energy Co.
11/15/22	6.125%	19,000	10,925
01/15/24	5.000%	2,000	1,075
06/01/25	5.625%	8,000	4,280
Sabine Pass Liquefaction LLC
03/01/25	5.625%	41,000	35,260
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	7,000	7,228
Scientific Games International, Inc.
12/01/22	10.000%	25,000	17,375
Scientific Games International, Inc. (b)
01/01/22	7.000%	72,000	67,680
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	23,000	24,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Scripps Networks Interactive, Inc.
06/15/25	3.950%	$755,000	$728,087
Sempra Energy
12/01/23	4.050%	180,000	185,592
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	19,000	19,451
Service Corp. International
01/15/22	5.375%	19,000	19,760
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	25,000	24,875
Southern Natural Gas Co. LLC (b)
04/01/17	5.900%	2,131,000	2,161,755
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	47,587
11/15/22	6.625%	32,000	34,080
Spectrum Brands, Inc. (b)
07/15/25	5.750%	23,000	23,575
Springleaf Finance Corp.
12/15/17	6.900%	60,000	61,200
Springs Industries, Inc.
06/01/21	6.250%	33,000	32,752
Sprint Communications, Inc. (b)
11/15/18	9.000%	37,000	37,555
03/01/20	7.000%	42,000	40,320
Sprint Corp.
06/15/24	7.125%	34,000	22,950
02/15/25	7.625%	68,000	46,452
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	25,000	23,906
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	12,000	11,580
Synovus Financial Corp.
02/15/19	7.875%	54,000	59,130
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,270
04/28/21	6.633%	26,000	26,877
01/15/22	6.125%	11,000	11,193
04/28/22	6.731%	10,000	10,263
03/01/23	6.000%	25,000	25,137
04/01/23	6.625%	4,000	4,090
04/28/23	6.836%	9,000	9,270
01/15/24	6.500%	20,000	20,200
03/01/25	6.375%	19,000	19,047
01/15/26	6.500%	33,000	33,000
TEGNA, Inc.
10/15/23	6.375%	4,000	4,220
TEGNA, Inc. (b)
09/15/21	4.875%	10,000	10,050
Talen Energy Supply LLC
06/01/25	6.500%	25,000	17,000
Targa Resources Partners LP/Finance Corp.
01/15/18	5.000%	36,000	33,615

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
11/15/19	4.125%	$13,000	$10,920
05/01/23	5.250%	2,000	1,550
11/15/23	4.250%	35,000	25,550
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	22,000	18,150
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	22,000	20,570
Tempur Sealy International, Inc.
12/15/20	6.875%	9,000	9,473
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	15,000	15,300
Tenet Healthcare Corp.
06/01/20	4.750%	31,000	31,310
10/01/20	6.000%	37,000	39,127
06/15/23	6.750%	46,000	42,550
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	7,000	6,501
10/15/22	6.250%	22,000	20,020
Time Warner Cable, Inc.
09/15/42	4.500%	162,000	128,917
Toll Brothers Finance Corp.
11/15/25	4.875%	12,000	11,760
TransDigm, Inc.
10/15/20	5.500%	31,000	30,225
TransDigm, Inc. (b)
05/15/25	6.500%	21,000	20,186
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	2,255,000	2,276,141
Treehouse Foods, Inc. (b)
02/15/24	6.000%	5,000	5,144
USG Corp. (b)
11/01/21	5.875%	9,000	9,248
United Rentals North America, Inc.
04/15/22	7.625%	21,000	21,604
06/15/23	6.125%	4,000	3,850
Universal Health Services, Inc. (b)
08/01/22	4.750%	39,000	39,049
Univision Communications, Inc. (b)
05/15/23	5.125%	38,000	36,860
02/15/25	5.125%	62,000	58,745
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	35,000	33,775
VeriSign, Inc.
05/01/23	4.625%	14,000	13,720
04/01/25	5.250%	24,000	23,739
Verizon Communications, Inc.
11/01/42	3.850%	735,000	603,019
03/15/55	4.672%	83,000	69,788
WR Grace & Co. (b)
10/01/21	5.125%	14,000	14,070
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	27,625
Whiting Petroleum Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
03/15/21	5.750%	$41,000	$25,727
04/01/23	6.250%	22,000	13,750
Williams Companies, Inc. (The)
06/24/24	4.550%	44,000	28,839
Windstream Services, LLC
10/15/20	7.750%	6,000	4,965
Yum! Brands, Inc.
11/01/23	3.875%	270,000	234,900
ZF North America Capital, Inc. (b)
04/29/25	4.750%	55,000	51,562
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	58,000	56,695
05/15/25	6.375%	13,000	12,610
Zebra Technologies Corp.
10/15/22	7.250%	33,000	34,320
iStar, Inc.
07/01/19	5.000%	53,000	49,820
Total			26,085,893
VIRGIN ISLANDS —%
Platform Specialty Products Corp. (b)
02/01/22	6.500%	14,000	10,990
Total Corporate Bonds & Notes (Cost: $32,867,204)			$31,734,408

Residential Mortgage-Backed Securities - Agency —%
UNITED STATES —%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	15,073	15,376
Federal National Mortgage Association
04/01/17	6.500%	17,535	17,695
Total			33,071
Total Residential Mortgage-Backed Securities - Agency
(Cost: $32,882)			$33,071

Residential Mortgage-Backed Securities - Non-Agency 0.7%
UNITED STATES 0.7%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (b)(c)
11/25/37	2.811%	586,136	576,980
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $595,602)			$576,980

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 3.0%
UNITED STATES 3.0%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/46	1.700%	$564,456	$545,323
Series 2013-33 Class AC
05/16/46	1.744%	2,097,868	2,039,493
Total			2,584,816
Total Commercial Mortgage-Backed Securities - Agency
(Cost: $2,643,387)			$2,584,816

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
UNITED STATES 3.2%
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	986,538	989,324
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (b)(c)
10/26/44	2.677%	700,000	689,285
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	550,000	554,751
ORES NPL LLC (b)
Series 2013-LV2 Class A
09/25/25	3.081%	233,716	232,548
Series 2014-LV3 Class A
03/27/24	3.000%	217,089	217,089
VFC LLC Series 2015-3 Class A (b)
12/20/31	2.750%	66,775	66,729
Total			2,749,726
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $2,761,352)			$2,749,726

Asset-Backed Securities - Non-Agency 5.8%
BERMUDA 0.8%
Cronos Containers Program I Ltd. Series 2013-1A Class A (b)
04/18/28	3.080%	725,000	720,263

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
CAYMAN ISLANDS 1.1%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)
11/14/26	1.682%	$975,000		$973,241
UNITED STATES 3.9%
CLI Funding V LLC Series 2013-1A (b)
03/18/28	2.830%	430,000		415,233
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%	402,027		402,420
Exeter Automobile Receivables Trust Series 2015-1A Class A (b)
06/17/19	1.600%	300,922		300,545
New York Mortgage Trust Residential LLC (b)(c)
Series 2013-RP1A Class A
07/25/18	4.250%	127,518		126,960
Series 2013-RP2A Class A
09/25/18	4.600%	135,346		136,076
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(c)
01/25/55	3.475%	124,122		123,772
SBA Tower Trust (b)
04/16/18	2.240%	900,000		901,083
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	259,565		259,463
TAL Advantage V LLC Series 2013-1A Class A (b)
02/22/38	2.830%	371,875		363,080
Westgate Resorts LLC Series 2013-1A Class B (b)
08/20/25	3.750%	303,014		302,950
Total				3,331,582

Total Asset-Backed Securities - Non-Agency (Cost: $5,062,694)				$5,025,086

Inflation-Indexed Bonds (a) 4.5%
ITALY 1.3%
Italy Buoni Poliennali Del Tesoro
09/15/26	3.100%	EUR	498,388	669,815
09/15/41	2.550%	EUR	358,505	486,320
Total				1,156,135

MEXICO 1.8%
Mexican Udibonos
11/15/40	4.000%	MXN	27,046,880	1,531,456

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
UNITED STATES 1.4%
U.S. Treasury Inflation-Indexed Bond
02/15/45	0.750%	$1,293,277		$1,162,585

Total Inflation-Indexed Bonds (Cost: $4,253,321)				$3,850,176

Foreign Government Obligations(a)(e) 33.9%
ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%	194,000		199,432

BRAZIL 0.6%
Brazilian Government International Bond
01/07/41	5.625%	270,000		205,200
Petrobras Global Finance BV
01/27/21	5.375%	420,000		315,525
Total				520,725

COLOMBIA 2.6%
Colombia Government International Bond
06/28/27	9.850%	COP	2,200,000,000	747,296
01/18/41	6.125%	235,000		217,720
Corporación Andina de Fomento
06/15/22	4.375%	232,000		253,112
Empresas Publicas de Medellin ESP (b)
09/10/24	7.625%	COP	3,995,000,000	1,038,891
Total				2,257,019

DOMINICAN REPUBLIC 0.9%
Dominican Republic International Bond (b)
04/20/27	8.625%	700,000		780,500

EL SALVADOR 0.1%
El Salvador Government International Bond (b)
01/18/27	6.375%	125,000		99,375

GEORGIA 0.4%
Georgian Railway JSC (b)
07/11/22	7.750%	300,000		303,000

GHANA 0.3%
Ghana Government International Bond (b)
01/18/26	8.125%	400,000		286,448

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
GUATEMALA 0.5%
Guatemala Government Bond (b)
06/06/22	5.750%	$400,000		$412,000

HUNGARY 3.7%
Hungary Government Bond
06/24/25	5.500%	HUF	582,500,000	2,409,918
Hungary Government International Bond
03/25/24	5.375%	100,000		110,325
03/29/41	7.625%	450,000		613,687
Total				3,133,930

INDONESIA 2.7%
Indonesia Government International Bond (b)
10/12/35	8.500%	190,000		240,195
01/17/38	7.750%	140,000		166,467
Indonesia Treasury Bond
05/15/16	10.750%	IDR	3,620,000,000	264,748
07/15/22	10.250%	IDR	8,394,000,000	657,791
03/15/29	9.000%	IDR	4,920,000,000	366,766
PT Pertamina Persero
05/20/23	4.300%	700,000		632,787
Total				2,328,754

ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	481

KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%	250,000		266,250

MEXICO 9.6%
Mexican Bonos
12/05/24	10.000%	MXN	38,610,000	2,720,861
05/31/29	8.500%	MXN	5,200,000	338,366
11/23/34	7.750%	MXN	72,380,000	4,411,442
Mexico Government International Bond
09/27/34	6.750%	270,000		326,025
Petroleos Mexicanos
01/24/22	4.875%	500,000		468,750
Total				8,265,444

PANAMA 0.2%
Ena Norte Trust (b)
04/25/23	4.950%	128,394		132,567

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(e) (continued)
PARAGUAY 0.2%
Republic of Paraguay (b)
08/11/44	6.100%	$150,000		$144,750

PERU 1.1%
Corporacion Financiera de Desarrollo SA Subordinated (b)(c)
07/15/29	5.250%	300,000		292,500
Peruvian Government International Bond
08/12/26	8.200%	PEN	2,030,000	608,671
Total				901,171

PHILIPPINES 0.2%
Power Sector Assets & Liabilities Management Corp. (b)
05/27/19	7.250%	140,000		161,525

ROMANIA 5.5%
Romania Government Bond
02/24/25	4.750%	RON	17,790,000	4,644,765
Romanian Government International Bond (b)
01/22/24	4.875%	100,000		108,375
Total				4,753,140

RUSSIAN FEDERATION 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd. (b)
08/07/18	8.700%	100,000		109,409
Gazprom OAO Via Gaz Capital SA (b)
11/22/16	6.212%	100,000		102,250
03/07/22	6.510%	550,000		555,555
08/16/37	7.288%	230,000		233,868
Total				1,001,082

SERBIA 0.2%
Serbia International Bond (b)
12/03/18	5.875%	200,000		209,000

SPAIN 1.5%
Spain Government Bond
10/31/44	5.150%	EUR	346,000	552,682
Spain Government Bond (b)
10/31/25	2.150%	EUR	635,000	725,665
Total				1,278,347

TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	450,000		454,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
TURKEY 1.2%
Export Credit Bank of Turkey (b)
09/23/21	5.000%	$400,000	$391,500
Turkey Government International Bond
03/17/36	6.875%	565,000	640,586
Total			1,032,086

ZAMBIA 0.2%
Zambia Government International Bond (b)
04/14/24	8.500%	200,000	142,924

Total Foreign Government Obligations (Cost: $33,263,390)			$29,064,450

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Canada —%
Concordia Healthcare Corp. Term Loan (c)(f)
10/21/21	5.250%	24,000	22,920

UNITED STATES 0.1%
Microsemi Corp. Tranche B Term Loan (c)(d)(f)
01/15/23	5.250%	31,000	30,791
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(f)
08/21/20	5.750%	34,000	34,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
UNITED STATES (CONTINUED)
Riverbed Technology, Inc. Term Loan (c)(f)
04/25/22	6.000%	$41,194	$40,748
Total			105,539

Total Senior Loans (Cost: $128,948)			$128,459

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%
Put - OTC 5-Year Interest Rate Swap(g)
	6,705,000	2.15	09/09/16	17,382
Put - OTC 5-Year Interest Rate Swap(g)
	6,250,000	2.00	12/02/16	38,858

Total Options Purchased Puts (Cost: $179,526)				$56,240

	Shares	Value

Money Market Funds 6.7%
Columbia Short-Term Cash Fund, 0.360% (h)(i)	5,709,730	5,709,730

Total Money Market Funds (Cost: $5,709,730)		$5,709,730
Total Investments
(Cost: $87,498,036) (j)		$81,513,142(k)
Other Assets & Liabilities, Net		4,297,146
Net Assets		$85,810,288

At January 31, 2016, cash totaling $2,789,755 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at January 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays	02/19/2016	1,717,718	USD	14,872,000	NOK	—	(4,960)
Barclays	03/02/2016	694,623,000	HUF	2,405,546	USD	—	(10,422)
Barclays	03/02/2016	157,157,957	MXN	8,504,255	USD	—	(143,704)
Barclays	03/02/2016	15,958,000	SEK	1,858,552	USD	—	(2,060)
BNP Paribas	02/19/2016	8,509,816	USD	12,034,000	CAD	80,376	—
Citi	02/19/2016	8,759,540	USD	6,085,000	GBP	—	(88,853)
Citi	03/02/2016	17,071,000,000	IDR	1,229,899	USD	—	(11,999)
Citi	03/02/2016	511,494	USD	731,000	AUD	5,179	—
Citi	03/02/2016	318,725	USD	2,200,000	DKK	864	—
Credit Suisse	03/02/2016	11,531,956	USD	10,672,500	EUR	37,200	—
Deutsche bank	03/02/2016	19,863,000	RON	4,734,302	USD	10,210	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
HSBC	02/19/2016	18,692,000	CAD	12,826,915	USD	—	(515,936)
HSBC	02/19/2016	13,175,238	USD	18,692,000	CAD	167,613	—
HSBC	02/19/2016	2,334,997	USD	180,634,000	RUB	47,894	—
HSBC	03/02/2016	6,200,000,000	COP	1,865,672	USD	—	(18,143)
HSBC	03/02/2016	10,114,832	USD	1,200,231,000	JPY	—	(195,951)
HSBC	03/02/2016	152,371	USD	650,000	MYR	4,578	—
HSBC	03/02/2016	169,177	USD	2,800,000	ZAR	6,151	—
Morgan Stanley	02/19/2016	3,938,000	EUR	4,291,317	USD	23,629	—
Morgan Stanley	03/02/2016	194,854	USD	805,000	PLN	2,352	—
Standard Chartered	02/19/2016	4,331,201	USD	80,102,000	MXN	80,114	—
Standard Chartered	02/19/2016	8,777,524	USD	157,180,000	MXN	—	(121,428)
Standard Chartered	03/02/2016	2,355,000	PEN	679,262	USD	3,417	—
Standard Chartered	03/02/2016	113,300	USD	115,000	CHF	—	(912)
Standard Chartered	03/02/2016	2,333,507	USD	1,632,000	GBP	—	(7,991)
Standard Chartered	03/02/2016	113,917	USD	1,000,000	NOK	1,235	—
Standard Chartered	03/02/2016	146,902	USD	210,000	SGD	428	—
State Street	02/19/2016	9,219,000	NZD	5,988,859	USD	25,051	—
State Street	02/19/2016	10,032,000	NZD	6,373,129	USD	—	(116,612)
State Street	03/02/2016	756,796	USD	1,070,000	CAD	6,999	—
Total						503,290	(1,238,971)

Futures Contracts Outstanding at January 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	110	USD	27,275,875	12/2016	80,878	—
90DAY STERLING	246	GBP	43,561,522	12/2016	214,961	—
AUST 10Y BOND FUT	61	AUD	5,587,102	03/2016	72,876	—
EURO BUXL 30Y BND	16	EUR	2,818,661	03/2016	129,886	—
Euro-BTP Future	54	EUR	8,186,241	03/2016	65,232	—
LONG GILT FUTURE	88	GBP	15,087,061	03/2016	217,824	—
US 10YR NOTE (CBT)	138	USD	17,881,781	03/2016	318,578	—
US LONG BOND(CBT)	10	USD	1,610,313	03/2016	77,095	—
US ULTRA BOND CBT	46	USD	7,644,625	03/2016	296,271	—
Total			129,653,181		1,473,601	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	(564)	USD	(139,322,100)	12/2017	—	(646,975)
EURO-BUND FUTURE	(42)	EUR	(7,432,199)	03/2016	—	(241,070)
US 2YR NOTE (CBT)	(4)	USD	(874,500)	03/2016	—	(4,301)
US 5YR NOTE (CBT)	(49)	USD	(5,912,922)	03/2016	—	(100,756)
Total			(153,541,721)		—	(993,102)

Credit Default Swap Contracts Outstanding at January 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	3,430,000	397,755	(379,075)	(3,811)	14,869	—
Barclays	Markit CDX Emerging Markets Index, Series 24	12/20/2020	1.000	813,400	94,325	(93,357)	(904)	64	—
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	4,377,000	356,074	(248,524)	(4,863)	102,687	—
Goldman Sachs International	Republic of South Africa	12/20/2020	1.000	4,550,000	490,483	(283,348)	(5,056)	202,079	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	4,600,000	362,875	(383,394)	(5,111)	—	(25,630)
Total								319,699	(25,630)

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.662%	850,000	(77,438)	52,449	354	—	(24,635)
Morgan Stanley*	Markit CDX North America High Yield Index, Series 25	12/20/2020	5.000	5.050%	3,100,000	(6,380)	—	17,222	10,842	—
Morgan Stanley*	Markit CDX North America Investment Grade Index, Series 25	12/20/2020	1.000	1.015%	23,360,000	(184,381)	—	25,956	—	(158,425)
Morgan Stanley*	Markit iTraxx Europe Crossover Index, Series 24	12/20/2020	5.000	3.710%	4,170,000	(92,264)	—	25,096		(67,168)
Total									10,842	(250,228)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at January 31, 2016

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.053	11/12/2045	USD	2,400,000	—	—	(136,594)
Barclays	U.S. CPI Urban Consumers NSA	Receive	2.049	11/13/2045	USD	2,000,000	—	—	(111,598)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.697	07/13/2020	USD	15,400,000	(137)	—	(324,550)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	01/28/2025	USD	24,000,000	(206)	—	(421,589)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.134	02/13/2025	USD	3,250,000	(24)	—	(134,674)
Morgan Stanley*	3-Month CAD LIBOR-BBA	Pay	1.883	12/23/2025	CAD	1,400,000	—	28,104	—
Total								28,104	(1,129,005)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the value of these securities amounted to $25,398,534 or 29.60% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)	Principal and interest may not be guaranteed by the government.
(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of January 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Purchased swaption contracts outstanding at January 31, 2016:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.150	09/13/2021	6,705,000	92,026	17,382
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Receive	2.000	12/06/2021	6,250,000	87,500	38,858
Total							179,526	56,240

(h)	The rate shown is the seven-day current annualized yield at January 31, 2016.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,344,451	15,712,002	(15,346,723)	5,709,730	3,497	5,709,730

(j)

At January 31, 2016, the cost of securities for federal income tax purposes was approximately $87,498,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$614,000
Unrealized Depreciation	(6,599,000)
Net Unrealized Depreciation	$(5,985,000)

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	31,734,408	—	31,734,408
Residential Mortgage-Backed Securities - Agency	—	33,071	—	33,071
Residential Mortgage-Backed Securities - Non-Agency	—	576,980	—	576,980
Commercial Mortgage-Backed Securities - Agency	—	2,584,816	—	2,584,816
Commercial Mortgage-Backed Securities - Non-Agency	—	2,517,178	232,548	2,749,726
Asset-Backed Securities - Non-Agency	—	5,025,086	—	5,025,086
Inflation-Indexed Bonds	—	3,850,176	—	3,850,176
Foreign Government Obligations	—	29,064,450	—	29,064,450
Senior Loans	—	128,459	—	128,459
Options Purchased Puts	—	56,240	—	56,240
Money Market Funds	—	5,709,730	—	5,709,730
Total Investments	—	81,280,594	232,548	81,513,142
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	503,290	—	503,290
Futures Contracts	1,473,601	—	—	1,473,601
Swap Contracts	—	358,645	—	358,645
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,238,971)	—	(1,238,971)
Futures Contracts	(993,102)	—	—	(993,102)
Swap Contracts	—	(1,380,228)	(24,635)	(1,404,863)
Total	480,499	79,523,330	207,913	80,211,742

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities and swaps classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Portfolio of Investments

Columbia Select Global Equity Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
AUSTRALIA 2.0%
CSL Ltd.	103,204	$7,687,571
BELGIUM 2.2%
Anheuser-Busch InBev SA/NV	67,533	8,493,393
CHINA 1.6%
Tencent Holdings Ltd.	344,500	6,472,018
DENMARK 2.0%
Novo Nordisk A/S, Class B	140,015	7,822,415
GERMANY 3.6%
Brenntag AG	144,365	7,083,659
Continental AG	34,175	7,171,535
Total		14,255,194
HONG KONG 4.9%
AIA Group Ltd.	3,478,200	19,336,935
INDIA 5.5%
Asian Paints Ltd.	457,826	5,892,892
HDFC Bank Ltd.	997,178	15,552,834
Total		21,445,726
IRELAND 2.9%
Medtronic PLC	152,588	11,584,481
JAPAN 5.8%
Keyence Corp.	30,200	14,250,949
Shimano, Inc.	53,800	8,582,438
Total		22,833,387
NETHERLANDS 2.3%
RELX NV	535,255	8,931,517
SWITZERLAND 2.0%
Cie Financiere Richemont SA, Class A, Registered Shares	119,341	7,756,677
UNITED KINGDOM 12.1%
BT Group PLC	974,814	6,784,320

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Diageo PLC	263,871	$7,103,810
Imperial Tobacco Group PLC	155,468	8,417,911
Reckitt Benckiser Group PLC	138,514	12,319,579
Unilever PLC	299,154	13,152,237
Total		47,777,857
UNITED STATES 50.9%
Alphabet, Inc., Class A (a)	21,090	16,056,872
Apple, Inc.	73,033	7,109,032
Colgate-Palmolive Co.	180,113	12,163,031
Comcast Corp., Class A	121,945	6,793,556
Cooper Companies, Inc. (The)	60,166	7,890,771
Estee Lauder Companies, Inc. (The), Class A	100,276	8,548,529
Facebook, Inc., Class A (a)	60,298	6,766,039
MasterCard, Inc., Class A	214,657	19,110,913
Mead Johnson Nutrition Co.	107,247	7,774,335
Microsoft Corp.	149,243	8,221,797
Nielsen Holdings PLC	73,138	3,522,326
Nike, Inc., Class B	190,701	11,825,369
PPG Industries, Inc.	135,700	12,907,784
Praxair, Inc.	72,646	7,264,600
Reynolds American, Inc.	165,777	8,280,561
Sirona Dental Systems, Inc. (a)	72,366	7,691,782
Thermo Fisher Scientific, Inc.	114,641	15,139,490
TJX Companies, Inc. (The)	120,594	8,591,117
Union Pacific Corp.	95,218	6,855,696
Visa, Inc., Class A	136,811	10,191,051
Wells Fargo & Co.	153,753	7,723,013
Total		200,427,664
Total Common Stocks (Cost: $386,360,305)		$384,824,835

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.360% (b)(c)	4,116,037	$4,116,037
Total Money Market Funds (Cost: $4,116,037)		$4,116,037
Total Investments
(Cost: $390,476,342) (d)		$388,940,872(e)
Other Assets & Liabilities, Net		4,903,491
Net Assets		$393,844,363

Notes to Portfolio of Investments

(a)                                     Non-income producing investment.

(b)                                     The rate shown is the seven-day current annualized yield at January 31, 2016.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,193,482	30,155,612	(31,233,057)	4,116,037	3,055	4,116,037

(d)                                     At January 31, 2016, the cost of securities for federal income tax purposes was approximately $390,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$19,525,000
Unrealized Depreciation	(21,060,000)
Net Unrealized Depreciation	$(1,535,000)

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	7,687,571	—	7,687,571
Belgium	—	8,493,393	—	8,493,393
China	—	6,472,018	—	6,472,018
Denmark	—	7,822,415	—	7,822,415
Germany	—	14,255,194	—	14,255,194
Hong Kong	—	19,336,935	—	19,336,935
India	—	21,445,726	—	21,445,726
Ireland	11,584,481	—	—	11,584,481
Japan	—	22,833,387	—	22,833,387
Netherlands	—	8,931,517	—	8,931,517
Switzerland	—	7,756,677	—	7,756,677
United Kingdom	—	47,777,857	—	47,777,857
United States	200,427,664	—	—	200,427,664
Total Common Stocks	212,012,145	172,812,690	—	384,824,835
Money Market Funds	—	4,116,037	—	4,116,037
Total Investments	212,012,145	176,928,727	—	388,940,872

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
ISRAEL 2.9%
Check Point Software Technologies Ltd. (a)	160,160	$12,622,210
Mellanox Technologies Ltd. (a)	66,600	3,026,970
Wix.com Ltd. (a)	11,806	241,078
Total		15,890,258
JAPAN 0.2%
Mabuchi Motor Co., Ltd.	18,300	987,996
NETHERLANDS 2.6%
AVG Technologies NV (a)	488,083	9,210,126
NXP Semiconductors NV (a)	73,844	5,522,055
Total		14,732,181
SINGAPORE 4.8%
Avago Technologies Ltd.	201,066	26,884,535
UNITED KINGDOM 0.5%
Mimecast Ltd. (a)	340,232	2,609,579
UNITED STATES 88.8%
Activision Blizzard, Inc.	96,521	3,360,861
Advanced Energy Industries, Inc. (a)	487,089	13,677,459
Alphabet, Inc., Class A (a)	16,800	12,790,680
Alphabet, Inc., Class C (a)	20,443	15,188,127
Apple, Inc.	262,385	25,540,556
Arista Networks, Inc. (a)	122,334	7,343,710
Arris International PLC (a)	72,300	1,841,481
Broadcom Corp., Class A	469,382	25,661,114
Cavium, Inc. (a)	124,065	7,167,235
Cisco Systems, Inc.	426,800	10,153,572
Cognex Corp.	24,000	774,000
CPI Card Group, Inc. (a)	408,562	3,436,006
CSRA, Inc.	134,100	3,591,198
Cypress Semiconductor Corp.	793,605	6,237,735
eBay, Inc. (a)	66,400	1,557,744
Electronics for Imaging, Inc. (a)	169,865	7,029,014
EMC Corp.	95,000	2,353,150
Euronet Worldwide, Inc. (a)	22,574	1,800,728
F5 Networks, Inc. (a)	54,500	5,111,010
Facebook, Inc., Class A (a)	76,600	8,595,286
Fidelity National Information Services, Inc.	78,500	4,688,805

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Lam Research Corp.	663,637	$47,642,500
Lattice Semiconductor Corp. (a)	1,378,487	6,699,447
LifeLock, Inc. (a)	655,300	7,850,494
Mattson Technology, Inc. (a)	1,577,187	5,504,383
Maxim Integrated Products, Inc.	578,000	19,305,200
Microsemi Corp. (a)	444,894	14,103,140
Nuance Communications, Inc. (a)	415,957	7,333,322
ON Semiconductor Corp. (a)	529,400	4,531,664
Oracle Corp.	76,500	2,777,715
Palo Alto Networks, Inc. (a)	22,000	3,288,780
PayPal Holdings, Inc. (a)	41,000	1,481,740
PTC, Inc. (a)	42,800	1,267,308
Q2 Holdings, Inc. (a)	43,702	946,585
Qorvo, Inc. (a)	483,419	19,143,392
Rovi Corp. (a)	862,200	16,778,412
Sabre Corp.	99,517	2,548,630
Salesforce.com, inc. (a)	74,933	5,099,940
ServiceNow, Inc. (a)	18,000	1,119,780
Skyworks Solutions, Inc.	235,281	16,215,566
SolarWinds, Inc. (a)	241,723	14,491,294
Synaptics, Inc. (a)	401,364	29,423,995
Synopsys, Inc. (a)	952,014	40,841,401
Teradyne, Inc.	1,273,860	24,751,100
Travelport Worldwide Ltd.	569,357	6,200,298
Vantiv, Inc., Class A (a)	31,800	1,496,190
Veeva Systems Inc., Class A (a)	161,100	3,882,510
Verint Systems, Inc. (a)	132,918	4,866,128
Visa, Inc., Class A	204,000	15,195,960
Xactly Corp. (a)	272,498	1,896,586
Total		494,582,931
Total Common Stocks (Cost: $456,021,872)		$555,687,480

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.360% (b)(c)	859,540	$859,540
Total Money Market Funds (Cost: $859,540)		$859,540
Total Investments (Cost: $456,881,412) (d)		$556,547,020(e)
Other Assets & Liabilities, Net		102,030
Net Assets		$556,649,050

Notes to Portfolio of Investments

(a)                                     Non-income producing investment.

(b)                                     The rate shown is the seven-day current annualized yield at January 31, 2016.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,852,534	40,307,169	(49,300,163)	859,540	5,127	859,540

(d)                                     At January 31, 2016, the cost of securities for federal income tax purposes was approximately $456,881,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$125,927,000
Unrealized Depreciation	(26,261,000)
Net Unrealized Appreciation	$99,666,000

(e)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Israel	15,890,258	—	—	15,890,258
Japan	—	987,996	—	987,996
Netherlands	14,732,181	—	—	14,732,181
Singapore	26,884,535	—	—	26,884,535
United Kingdom	2,609,579	—	—	2,609,579
United States	494,582,931	—	—	494,582,931
Total Common Stocks	554,699,484	987,996	—	555,687,480
Money Market Funds	—	859,540	—	859,540
Total Investments	554,699,484	1,847,536	—	556,547,020

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016